Deferred revenues (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Deferred revenues	R$ 839,867	R$ 901,002
Current portion	(280,422)	(279,401)
Non-current portion	559,445	621,601
Prepaid Services [Member]
IfrsStatementLineItems [Line Items]
Deferred revenues	172,824	187,540
Anticipated Revenue [Member]
IfrsStatementLineItems [Line Items]
Deferred revenues	35,510	39,138
Deferred Revenue On Sale Of Towers [Member]
IfrsStatementLineItems [Line Items]
Deferred revenues	572,540	626,636
Contractual Liabilities [Member]
IfrsStatementLineItems [Line Items]
Deferred revenues	R$ 58,993	R$ 47,688